UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 15, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS WITHDRAWN ON MAY 27, 2011.

        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:         |X|; Amendment Number: 2

This Amendment (Check only one): |X| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Mario Cibelli

Address:    6 East 43rd Street, 23rd Floor
            New York, New York 10017

13F File Number: 028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mario D. Cibelli
Title:      Managing Member
Phone:      (212) 490-0399

Signature, Place and Date of Signing:


/s/ Mario D. Cibelli              New York, New York        June 10, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

*The Reporting Manager is filing this amendment to clarify that the confidential treatment request filed on February 15, 2011 was not formally denied by the Commission, but that the Reporting Manager no longer feels that confidential treatment is desirable and has voluntarily withdrawn such confidential treatment request.

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total: $113,085
                                      (thousands)

List of Other Included Managers:

No.         Form 13F File Number        Name

1.          028-11767                   Cibelli Capital Management L.L.C.

2.          028-11691                   Marathon Partners L.P.

3.          028-14390                   Robotti & Company Advisors, LLC

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2010
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
ACERGY S A                    SPONSORED ADR    00443E104   3,189       130,930 SH         SHARED      1, 2, 3    130,930   0    0
BALLY TECHNOLOGIES INC        COM              05874B107   1,202        28,495 SH         SHARED      1, 2, 3     28,495   0    0
COCA COLA ENTERPRISES INC NE  COM              19122T109   2,273        90,800 SH         SHARED      1, 2, 3     90,800   0    0
COCA COLA ENTERPRISES INC NE  COM              19122T109     323        12,900     CALL   SHARED      1, 2        12,900   0    0
COINSTAR INC                  COM              19259P300  14,653       259,623 SH         SHARED      1, 2, 3    259,623   0    0
COINSTAR INC                  NOTE 4.000% 9/0  19259PAF9   2,430     1,500,000 PRN        SHARED      1, 2     1,500,000   0    0
CTPARTNERS EXECUTIVE SEARCH   COM              22945C105     370        23,500 SH         SHARED      1, 2        23,500   0    0
DIRECTV                       COM CL A         25490A101   1,187        29,722 SH         SHARED      1, 2, 3     29,722   0    0
DOVER MOTORSPORTS INC         COM              260174107   4,411     2,478,290 SH         SHARED      1, 2, 3  2,478,290   0    0
EXPEDIA INC DEL               COM              30212P105     670        26,700 SH         SHARED      1, 2, 3     26,700   0    0
GEO GROUP INC                 COM              36159R103   1,517        61,532 SH         SHARED      1, 2, 3     61,532   0    0
GLOBAL POWER EQUIPMENT GRP I  COM PAR $0.01    37941P306   1,648        71,053 SH         SHARED      1, 2, 3     71,053   0    0
GOOGLE INC                    CL A             38259P508   4,179         7,035 SH         SHARED      1, 2, 3      7,035   0    0
GOOGLE INC                    CL A             38259P508   2,970         5,000     CALL   SHARED      1, 2         5,000   0    0
LUMBER LIQUIDATORS HLDGS INC  COM              55003T107   3,079       123,600 SH         SHARED      1, 2, 3    123,600   0    0
MCDONALDS CORP                COM              580135101   3,968        51,700 SH         SHARED      1, 2, 3     51,700   0    0
MICROSOFT CORP                COM              594918104   5,702       204,300 SH         SHARED      1, 2, 3    204,300   0    0
MICROSOFT CORP                COM              594918104   2,791       100,000     CALL   SHARED      1, 2       100,000   0    0
NETFLIX INC                   COM              64110L106   1,876        10,675 SH         SHARED      1, 2, 3     10,675   0    0
PANHANDLE OIL AND GAS INC     CL A             698477106   1,326        48,343 SH         SHARED      1, 2        48,343   0    0
RENT A CTR INC NEW            COM              76009N100   1,217        37,700 SH         SHARED      1, 2, 3     37,700   0    0
SCHOOL SPECIALTY INC          COM              807863105   1,534       110,100 SH         SHARED      1, 2, 3    110,100   0    0
SHUTTERFLY INC                COM              82568P304  40,215     1,152,620 SH         SHARED      1, 2, 3  1,152,620   0    0
SPDR GOLD TRUST               GOLD SHS         78463V107   4,104        29,588 SH         SHARED      1, 2, 3     29,588   0    0
WAL MART STORES INC           COM              931142103   3,554        65,900 SH         SHARED      1, 2, 3     65,900   0    0
WAL MART STORES INC           COM              931142103   2,697        50,000     CALL   SHARED      1, 2        50,000   0    0

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